SEGMENT INFORMATION	12 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 21 – SEGMENT INFORMATION

Based on management’s assessment, the Company determined it has four operating segments: clean-energy equipment, digitalization and integration equipment, new energy production and operation and oil and gas engineering technical services.

	September 30, 2024	September 30, 2023
	US$	US$
Total assets:
Clean-energy equipment	$34,090,599	$35,230,154
Digitalization and integration equipment	3,106,241	3,233,893
New energy production and operation	26,031,947	20,782,750
Oil and gas engineering technical services	6,405,263	6,210,332
Total assets	$69,634,050	$65,457,129

The table below provides a summary of the Company’s operating segment results for the years ended September 30, 2024, 2023 and 2022:

	Year Ended September 30, 2024
	Clean-energy equipment	Digitalization and integration equipment	New energy production and operation	Oil and gas engineering technical services	Total
	US$	US$	US$	US$	US$
Revenues	$33,816,111	$3,081,230	$25,822,344	$6,353,689	$69,073,374
Cost of revenues	23,492,973	2,521,522	25,173,782	1,850,578	53,038,855
Gross profit	$10,323,138	$559,708	$648,562	$4,503,111	$16,034,519
Timing of revenue recognition:
At a point in time	$33,816,111	$3,081,230	$25,822,344	$-	$62,719,685
Over a period of time	-	-	-	6,353,689	6,353,689
Total revenues	$33,816,111	$3,081,230	$25,822,344	$6,353,689	$69,073,374

	Year Ended September 30, 2023
	Clean-energy equipment	Digitalization and integration equipment	New energy production and operation	Oil and gas engineering technical services	Total
	US$	US$	US$	US$	US$
Revenues	$39,581,383	$3,364,644	$23,204,437	$6,933,984	$73,084,448
Cost of revenues	27,713,920	3,154,108	22,745,219	1,092,160	54,705,407
Gross profit	$11,867,463	$210,536	$459,218	$5,841,824	$18,379,041
Timing of revenue recognition:
At a point in time	$39,581,383	$3,364,644	$23,204,437	$	$66,150,464
Over a period of time				6,933,984	6,933,984
Total revenues	$39,581,383	$3,364,644	$23,204,437	$6,933,984	$73,084,448

	Year Ended September 30, 2022
	Clean-energy equipment	Digitalization and integration equipment	New energy production and operation	Oil and gas engineering technical services	Total
	US$	US$	US$	US$	US$
Revenues	$18,697,671	$4,356,143	$17,713,342	$5,949,349	$46,716,505
Cost of revenues	12,466,400	3,726,018	16,005,763	982,789	33,180,970
Gross profit	$6,231,271	$630,125	$1,707,579	$4,966,560	$13,535,535
Timing of revenue recognition:
At a point in time	$18,697,671	$4,356,143	17,713,342	$-	$40,767,156
Over a period of time	-	-		5,949,349	5,949,349
Total revenues	$18,697,671	$4,356,143	$17,713,342	$5,949,349	$46,716,505